Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To Adjusted Amounts For The Computation Of Diluted EPS) (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 383,314	¥ 596,012
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)
Changes in a foreign affiliated company's interests in its subsidiary	(3,301)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	371,043	587,042
Effect of dilutive instruments:
Stock options and restricted stock units-Morgan Stanley	(940)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 370,103	¥ 587,042
Shares (Denominator):
Weighted average common shares outstanding	14,157,332	14,146,513
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	21,553	18,499
Weighted average common shares for diluted EPS computation	14,178,886	14,165,013
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 26.21	¥ 41.50
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 26.10	¥ 41.44